Leases (right of use assets and lease liabilities)	12 Months Ended
Dec. 31, 2021
Leases
Leases (right of use assets and lease liabilities)

5.13	Leases (right of use assets and lease liabilities)

The Group leases various premises, equipment, and vehicles. Rental contracts are typically made for fixed periods ranging from a few months to five years. The rental contracts for the premises in Sweden (10 and 20 years) and Austria (15 years) include a significantly longer fixed period. Generally, the rental contracts do not include an option for early termination or prolongation of the rental period. The rental contracts for the premises in Solna, Sweden include options to terminate the agreements earlier. The notice period is between one and six years. At the commencement date, it was not reasonably certain that these early termination options were to be exercised, so they were not included in the valuation of the lease liabilities and right of use assets. The Group changed the manner in which it accounts for leases effective January 1, 2019 due to the adoption of IFRS 16 – Leases.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, which is generally the case for leases in the Group, the Group uses its incremental borrowing rate. The incremental borrowing rate depends on the term, currency and start date of the lease and is determined based on a series of inputs including: the risk-free rate based on government bond rates; a country-specific risk adjustment; a credit risk adjustment based on bond yields; and an entity-specific adjustment when the risk profile of the entity that enters into the lease is different than that of the Group and the lease does not benefit from a guarantee from the Group. Valneva uses incremental borrowing rates between 0.013% and 3.186%, depending on the currency and the remaining term until maturity. For the rental contracts for the premises in Sweden interest rates of 2.493% and 3.401% were determined.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset. This includes also the major contracts for the premises in Austria and Sweden, contain variable payments based on inflation rates or on published interest rates.

Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

RoU assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Payments associated with short-term leases of equipment and vehicles and all leases of low-value assets (below €5,000) are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less and without an option for the lessee to prolong the contract to more than 12 months or it is not reasonably certain to exercise such an option. Low-value assets comprise mainly IT equipment and small items of office furniture.

The Group does not have residual value guarantees in the rental contracts.

5.13.1	Development of right-of-use assets and lease liabilities

	Right-of-use assets				Lease liabilities
€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Total Lease liabilities
Year ended December 31, 2020
Opening net book value	49,039	58	236	49,334	58,901
Additions	117	—	151	267	267
Amortization	(2,309)	(22)	(141)	(2,471)	—
Revaluation due to variable payments	(4,507)	—	2	(4,505)	(6,096)
Termination of contracts	—	—	(33)	(33)	(26)
Lease payments	—	—	—	—	(2,910)
Interest expenses	—	—	—	—	800
Exchange rate differences	782	—	1	782	1,152
Closing net book value	43,121	37	216	43,374	52,088

	Right-of-use assets				Lease liabilities
€ in thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets	Total Lease liabilities
Year ended December 31, 2021
Opening net book value	43,121	37	216	43,374	52,088
Additions	7,642	—	231	7,874	7,873
Amortization	(2,628)	(22)	(135)	(2,784)	—
Revaluation	199	—	3	202	202
Termination of contracts	—	—	(41)	(41)	(44)
Lease payments	—	—	—	—	(3,601)
Interest expenses	—	—	—	—	802
Exchange rate differences	(341)	—	3	(339)	(496)
Closing net book value	47,993	15	278	48,285	56,822

Revaluation of right of use (RoU) assets for land, buildings and leasehold improvements and lease liabilities in 2020 mainly refers to the partial early termination of the rental contract in Sweden.

For impairment test refer to Note 5.16.

As at December 31, 2021, RoU assets increased to €48.3 million from €43.4 million as at December 31, 2020, mainly due to a new lease contract for land and building in Sweden (addition of €6.4 million, partly offset by amortization expenses of €0.5 million), as well as a new lease contract for land and building in Scotland (December 31, 2021: €1.2 million). Major lease agreements were for the premises in Austria (Decem ber 31, 2021: €24.0 million, December 31, 2020: €24.8 million) and Sweden (December 31, 2021: €22.1 million, December 31, 2020: €17.6 million).

For more details on lease liabilities see Note 5.27.

5.13.2	Other amounts recognized in the consolidated income statement

€ in thousand	Year ended December 31,
	2021	2020	2019
Expense relating to short-term leases (included in other income and expenses)	340	96	146
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in other income and expenses)	21	—	3
Income relating to revaluation of lease liabilities (included in other income and expenses)	42	1,591	—
Expenses relating to termination of lease contracts (included in other income and expenses)	(38)	(7)	—

Income relating to revaluation of lease liabilities in 2020 referred to the partial early termination of the rental contract in Sweden.